NVIT Putnam International Value Fund Investment Strategy - NVIT Putnam International Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests mainly in equity securities (i.e., common stocks) of large and midsize companies outside the United States. The subadviser considers a company to be located outside the United States if the company’s securities trade outside the United States, the company is headquartered or organized outside the United States or the company derives a majority of its revenues or profits outside the United States. Typically, the Fund invests in developed countries, but may invest in emerging markets. Emerging markets countries typically are developing and low-or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Many of the securities in which the Fund invests are denominated in currencies other than the U.S. dollar. The Fund may have significant investments in one or more countries or in particular sectors. The Fund focuses on investing in value stocks. Value stocks are those that the subadviser believes are currently undervalued by the market. If the subadviser is correct and other investors ultimately recognize the value of a company in which the Fund invests, the price of its stock may rise. When deciding whether to buy or sell investments, the subadviser may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends. The Fund may engage in frequent and active trading of portfolio securities. The Fund may also use derivatives, such as certain foreign currency transactions, futures, options and swap contracts, for both hedging and non-hedging purposes. The subadviser will typically use foreign currency forward contracts in connection with the Fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the MSCI EAFE Value Index.